FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table provides the details of financial instruments and their associated classifications as at June 30, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,076	$2,076
Accounts and other receivable, net (current and non-current)	—	—	5,239	5,239
Other assets (current and non-current) (1)	—	—	565	565
Financial assets (current and non-current) (2)	723	6,335	1,705	8,763
Total	$723	$6,335	$9,585	$16,643
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$265	$316	$9,550	$10,131
Borrowings (current and non-current)	—	—	22,285	22,285
Total	$265	$316	$31,835	$32,416
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale of $1,180 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,327 million.
Included in cash and cash equivalents as at June 30, 2021 is $1,614 million of cash (December 31, 2020: $2,269 million) and $462 million of cash equivalents (December 31, 2020: $474 million).
Included in financial assets as at June 30, 2021 is $1,259 million (December 31, 2020: $850 million) of equity instruments and $4,952 million (December 31, 2020: $4,041 million) of debt instruments designated as measured at fair value through other comprehensive income. The remaining balance of instruments designated as measured at fair value through other comprehensive income relates primarily to derivatives designated in hedging relationships.
The fair value of all financial assets and liabilities as at June 30, 2021 were consistent with carrying value, with the exception of the borrowings at the partnership’s offshore oil services operations measured at amortized cost, where fair value determined using Level 1 and Level 2 inputs resulted in a fair value of $2,661 million (December 31, 2020: $2,753 million) versus a carrying value of $2,653 million (December 31, 2020: $2,769 million).
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
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(1)Excludes prepayments, subrogation recoverable and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,064 million.
(a)Hedging activities
Net investment hedges
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2021, a pre-tax net loss of $110 million and net gain of $57 million (June 30, 2020: pre-tax net loss of $50 million and net gain $269 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2021, there was a derivative asset balance of $22 million (December 31, 2020: $17 million) and derivative liability balance of $64 million (December 31, 2020: $59 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The partnership uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of decant oil, lead, polypropylene, tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2021, a pre-tax net loss of $35 million and net gain of $32 million (June 30, 2020: pre-tax net loss of $nil and $262 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2021, there was a derivative asset balance of $102 million (December 31, 2020: $82 million) and derivative liability balance of $252 million (December 31, 2020: $311 million) relating to the derivative contracts designated as cash flow hedges.
Derivative instruments not designated in a hedging relationship are measured at fair value, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $417 million (December 31, 2020: $341 million) of financial assets and $77 million (December 31, 2020: $11 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates of what market participants would use in pricing the asset or liability at the measurement date.
There were no transfers between levels during the three and six months ended June 30, 2021. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2021 and December 31, 2020:

	June 30, 2021			December 31, 2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$809	$—	$—	$481	$—	$—
Corporate and government bonds	162	4,186	—	—	4,049	—
Derivative assets	5	231	—	46	231	—
Other financial assets (1)	629	617	417	775	571	341
	$1,605	$5,034	$417	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$25	$479	$—	$72	$722	$—
Other financial liabilities	—	—	77	—	—	11
	$25	$479	$77	$72	$722	$11
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures.
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2021 and December 31, 2020:

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of period	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	13	(3)
Additions	69	221
Disposals	(1)	(162)
Balance at end of period	$417	$341
(b)Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the unaudited interim condensed consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at June 30, 2021, $nil of financial assets (December 31, 2020: $68 million) and $19 million of financial liabilities (December 31, 2020: $14 million) were offset in the unaudited interim condensed consolidated statements of financial position.